Consolidated Statement of Comprehensive Income/(Loss) of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit/(loss)	€ (96,994)	€ 37,514	€ (93,335)
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	(155)	2,464	3,514
Total comprehensive income/(loss) for the year	€ (97,149)	€ 39,978	€ (89,821)